Caterpillar Financial Asset Trust 2007-A
SERVICING REPORT	Exhibit 99.1

Record Date	September 30, 2007
Distribution Date	October 25, 2007
Transaction Month	1

Collection Period Month Begin	September 1, 2007
Collection Period Month End	September 30, 2007
Previous Payment Date (or Closing Date)	September 27, 2007
Actual Days in Accrual Period	28

ORIGINAL DEAL PARAMETERS
Initial Note Value	$659,848,257.38
Initial Aggregate Contract Balance	$662,424,010.37
Number of Contracts	7,423
Wtd. Avg. APR	8.01%
Wtd. Avg. Remaining Term	40
Annual Servicing Fee Rate	1.00%
Reserve Account Initial Deposit	$8,248,103.22
Specified Reserve Account Balance	$11,877,268.63
Class A-1 Note Original Principal Balance	$150,000,000.00
Class A-1 Note Rate	5.67225%
Class A-1 Note Final Scheduled Distribution Date	September 25, 2008
Class A-1 CUSIP Number	14911X AA 4
Class A-2a Note Original Principal Balance	$75,000,000.00
Class A-2b Note Original Principal Balance	$126,000,000.00
Class A-2a Note Rate	5.40%
Class A-2b Note Rate	One-month LIBOR + 0.42%
Class A-2 Note Final Scheduled Distribution Date	April 26, 2010
Class A-2a CUSIP Number	14911X AB 2
Class A-2b CUSIP Number	14911X AE 6
Class A-3a Note Original Principal Balance	$134,050,000.00
Class A-3b Note Original Principal Balance	$155,000,000.00
Class A-3a Note Rate	5.34%
Class A-3b Note Rate	One-month LIBOR + 0.47%
Class A-3 Note Final Scheduled Distribution Date	June 25, 2012
Class A-3a CUSIP Number	14911X AC 0
Class A-3b CUSIP Number	14911X AF 3
Class B Note Original Principal Balance	$19,798,000.00
Class B Note Rate	6.18%
Class B Note Final Scheduled Distribution Date	September 25, 2013
Class B CUSIP Number	14911X AD 8

INPUTS FROM PREVIOUS PERIOD SERVICER REPORT
Note Value	$659,848,257.38
Aggregate Contract Balance	$662,424,010.37
Number of Contracts	7,423
Wtd. Avg. APR	8.01%
Wtd. Avg. Remaining Term	40
Reserve Account Balance	$8,248,103.22
Class A-1 Note Outstanding Principal Balance	$150,000,000.00
Class A-1 Note Interest Shortfall	$0.00
Class A-2a Note Outstanding Principal Balance	$75,000,000.00
Class A-2a Note Interest Shortfall	$0.00
Class A-2b Note Outstanding Principal Balance	$126,000,000.00
Class A-2b Note Interest Shortfall	$0.00
Class A-3a Note Outstanding Principal Balance	$134,050,000.00
Class A-3a Note Interest Shortfall	$0.00
Class A-3b Note Outstanding Principal Balance	$155,000,000.00
Class A-3b Note Interest Shortfall	$0.00
Class B Note Outstanding Principal Balance	$19,798,000.00
Class B Note Interest Shortfall	$0.00
Servicing Fee Shortfall	$0.00

CURRENT COLLECTION PERIOD ACTIVITY
Class A-2b Interest rate	5.53847%
Class A-3b Interest rate	5.58847%

Total Interest Collections	$4,349,565.45
Total Principal Collections	$20,957,764.69
Residual Collections	$0.00
Warranty Repurchases Contracts	$0.00
Administrative Repurchases	$0.00
Liquidation Proceeds	$1,250.00
Reserve Account Reinvestment Income	$4,394.67
Net Swap Receipt, if any	$1,118,670.05
Total Available Amount	$26,431,644.86

Beginning Note Value	$659,848,257.38
Ending Note Value	$638,890,492.69
Beginning Aggregate Contract Balance	$662,424,010.37
Ending Aggregate Contract Balance	$641,400,656.38
Number of Contracts at Beginning of Period	7,423
Number of Contracts at End of Period	7,338
Wtd. Avg. APR	8.01%
Wtd. Avg. Remaining Term	39
Cumulative Prepayment Rate	3.95%
Aggregate Scheduled Amounts 31-60 days past due	$16,342,372.51
Aggregate Scheduled Amounts 61- 90 days past due	$20,560.80
Aggregate Scheduled Amounts 91-120 days past due	$0.00
Aggregate Scheduled Amounts 121days or more past due	$0.00
Net Losses on Liquidated Receivables this Period	$0.00
Repossessed Equipment not Sold or Reassigned (Beginning)	$0.00
Repossessed Equipment not Sold or Reassigned (End)	$0.00

CALCULATION OF DISTRIBUTABLE AMOUNTS
Servicing Fee Due	$549,873.55
Is CFSC or Affiliate Servicer (Yes / No)?	Yes
Has Reserve Account Reached the Specified Reserve Account Balance (Yes / No)?	No

Administration Fee	$500.00
Amount of Net Swap Payment, if any,	$1,051,716.56
Amount of Senior Swap Termination Payment paid by issuing Entity	$0.00
Amount of Subordinated Swap Termination Payment paid by Issuing Entity	$0.00

Class A-1 Noteholders' Monthly Interest Distributable Amount	$661,762.50
Class A-1 Noteholders' Interest Carryover Shortfall	$0.00
Class A-1 Noteholders' Interest Distributable Amount	$661,762.50

Class A-2a Noteholders' Monthly Interest Distributable Amount	$315,000.00
Class A-2a Noteholders' Interest Carryover Shortfall	$0.00
Class A-2a Noteholders' Interest Distributable Amount	$315,000.00

Class A-2b Noteholders' Monthly Interest Distributable Amount	$542,770.06
Class A-2b Noteholders' Interest Carryover Shortfall	$0.00
Class A-2b Noteholders' Interest Distributable Amount	$542,770.06

Class A-3a Noteholders' Monthly Interest Distributable Amount	$556,754.33
Class A-3a Noteholders' Interest Carryover Shortfall	$0.00
Class A-3a Noteholders' Interest Distributable Amount	$556,754.33

Class A-3b Noteholders' Monthly Interest Distributable Amount	$673,721.11
Class A-3b Noteholders' Interest Carryover Shortfall	$0.00
Class A-3b Noteholders' Interest Distributable Amount	$673,721.11

Class A Noteholders' Monthly Interest Distributable Amount	$2,750,008.00
Class A Noteholders' Interest Carryover Shortfall	$0.00
Class A Noteholders' Interest Distributable Amount	$2,750,008.00

First Priority Principal Distribution Amount	$1,159,507.31

Class B Noteholders' Monthly Interest Distributable Amount	$95,162.39
Class B Noteholders' Interest Carryover Shortfall	$0.00
Class B Noteholders' Interest Distributable Amount	$95,162.39

Regular Principal Distribution Amount	$19,798,000.00

Net Excess Spread Amount	$1,026,619.68

Total Required Payment	$25,404,767.80

Draw from Reserve Account	$0.00

Total Distribution Amount	$26,431,644.86

Excess Cash flow deposited to Certificate Distribution Account	$257.38

DISTRIBUTIONS FROM COLLECTION ACCOUNT
1. Servicing Fee	$549,873.55
2. Administration Fee	$500.00
3. Net Swap Payment, if any	$1,051,716.56
4a. Pro Rata Class A Noteholders' Interest Distributable Amount to Class A Noteholders	$2,750,008.00
4b. Senior Swap Termination Payment to Swap Counterparty	$0.00
5. First Priority Principal Distribution Amount to Principal Distribution Account	$1,159,507.31
6. Class B Noteholders' Interest Distributable Amount to Class B Noteholders	$95,162.39
7. Regular Principal Distribution Amount to Principal Distribution Account	$19,798,000.00
8. Deposit to Reserve Account	$1,026,619.68
9. Pro rata, (a) Indenture Trustee Fees and (b) State Taxes	$0.00
11. Subordinated Swap Termination Payment, if any	$0.00
12. Deposit to Certificate Distribution Account	$257.38

DISTRIBUTIONS FROM PRINCIPAL DISTRIBUTION ACCOUNT
1. Principal to Class A-1 Noteholders	$20,957,507.31
a. Principal to Class A-2a Noteholders	$0.00
b. Principal to Class A-2b Noteholders	$0.00
a. Principal to Class A-3a Noteholders	$0.00
b. Principal to Class A-3b Noteholders	$0.00
5. Principal to Class B Noteholders	$0.00
6. Deposit to Certificate Distribution Account	$0.00

RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance	$8,248,103.22
Draw from Reserve Account to cover shortfalls	$0.00
Interim Specified Reserve Account Balance	$11,877,268.63
Deposit to Reserve Account Needed	$1,026,619.68
Deposit to Reserve Account from Collection Account	$1,026,619.68
Specified Reserve Account Balance	$11,877,268.63
Reserve Account Release deposited into Certificate Distribution Account	$0.00
Ending Reserve Account Balance	$9,274,722.90

SUMMARY OF DISTRIBUTIONS
Servicing Fee Paid to Servicer	$549,873.55
Servicing Fee Shortfall	$0.00
Administration Fee	$500.00
Net Swap Payment, if any	$1,051,716.56
Senior Swap Termination Payment, if any	$0.00

Class A-1 Interest Paid	$661,762.50
Class A-1 Interest Shortfall	$0.00
Class A-1 Principal Paid	$20,957,507.31
Ending Class A-1 Principal Balance	$129,042,492.69

Class A-2a Interest Paid	$315,000.00
Class A-2a Interest Shortfall	$0.00
Class A-2a Principal Paid	$0.00
Ending Class A-2a Principal Balance	$75,000,000.00

Class A-2b Interest Paid	$542,770.06
Class A-2b Interest Shortfall	$0.00
Class A-2b Principal Paid	$0.00
Ending Class A-2b Principal Balance	$126,000,000.00

Class A-3a Interest Paid	$556,754.33
Class A-3a Interest Shortfall	$0.00
Class A-3a Principal Paid	$0.00
Ending Class A-3a Principal Balance	$134,050,000.00

Class A-3b Interest Paid	$673,721.11
Class A-3b Interest Shortfall	$0.00
Class A-3b Principal Paid	$0.00
Ending Class A-3b Principal Balance	$155,000,000.00

Class B Interest Paid	$95,162.39
Class B Interest Shortfall	$0.00
Class B Principal Paid	$0.00
Ending Class B Principal Balance	$19,798,000.00

Subordinated Swap Termination Payment, if any	$0.00

Deposit to Certificate Distribution Account	$257.38

CERTIFICATEHOLDER INFORMATION

CALCULATION OF DISTRIBUTABLE AMOUNTS
Deposit to Certificate Distribution Account from Collection Account	$257.38
Deposit to Certificate Distribution Account from Principal Distribution Account	$0.00
Deposit to Certificate Distribution Account from Reserve Account	$0.00
Total Deposit to Certificate Distribution Account	$257.38

DISTRIBUTIONS FROM CERTIFICATE DISTRIBUTION ACCOUNT
Amounts Paid to Certificateholders	$257.38

NOTEHOLDER INFORMATION

(i) Amount of principal being paid on Notes

(a) Class A-1 Notes (CUSIP No. 14911X AA 4)	$20,957,507.31
per $1,000 original principal balance	$139.72

(b) Class A-2a Notes (CUSIP No. 14911X AB 2)	$0.00
per $1,000 original principal balance	$0.00

(c) Class A-2b Notes (CUSIP No. 14911X AE 6)	$0.00
per $1,000 original principal balance	$0.00

(d) Class A-3a Notes (CUSIP No. 14911X AC 0)	$0.00
per $1,000 original principal balance	$0.00

(e) Class A-3b Notes (CUSIP No. 14911X AF 3)	$0.00
per $1,000 original principal balance	$0.00

(f) Class B Notes (CUSIP No. 14911X AD 8)	$0.00
per $1,000 original principal balance	$0.00

(g) Total	$20,957,507.31

(ii) Amount of interest being paid on Notes

(a) Class A-1 Notes (CUSIP No. 14911X AA 4)	$661,762.50
per $1,000 original principal balance	$4.41

(b) Class A-2a Notes (CUSIP No. 14911X AB 2)	$315,000.00
per $1,000 original principal balance	$4.20

(c) Class A-2b Notes (CUSIP No. 14911X AE 6)	$542,770.06
per $1,000 original principal balance	$4.31

(d) Class A-3a Notes (CUSIP No. 14911X AC 0)	$556,754.33
per $1,000 original principal balance	$4.15

(e) Class A-3b Notes (CUSIP No. 14911X AF 3)	$673,721.11
per $1,000 original principal balance	$4.35

(f) Class B Notes (CUSIP No. 14911X AD 8)	$95,162.39
per $1,000 original principal balance	$4.81

(g) Total	$2,845,170.39

(iii) (a) Aggregate Contract Balance at beginning of related collection period	$662,424,010.37
(b) Aggregate Contract Balance at end of related collection period	$641,400,656.38
(c) Note Value at beginning of related collection period	$659,848,257.38
(d) Note Value at end of related collection period	$638,890,492.69

(iv) Before and after giving effect to distributions on this Distribution Date

(a) (1) outstanding principal amount of Class A-1 Notes	$150,000,000.00
(2) outstanding principal amount of Class A-1 Notes	$129,042,492.69
(3) Class A-1 Note Pool Factor	1.00
(4) Class A-1 Note Pool Factor	0.86

(b) (1) outstanding principal amount of Class A-2 Notes	$201,000,000.00
(2) outstanding principal amount of Class A-2 Notes	$201,000,000.00
(3) outstanding principal amount of Class A-2a Notes	$75,000,000.00
(4) outstanding principal amount of Class A-2a Notes	$75,000,000.00
(5) Class A-2a Note Pool Factor	1.00
(6) Class A-2a Note Pool Factor	1.00
(7) outstanding principal amount of Class A-2b Notes	$126,000,000.00
(8) outstanding principal amount of Class A-2b Notes	$126,000,000.00
(9) Class A-2b Note Pool Factor	1.00
(10) Class A-2b Note Pool Factor	1.00

(c) (1) outstanding principal amount of Class A-3 Notes	$289,050,000.00
(2) outstanding principal amount of Class A-3 Notes	$289,050,000.00
(3) outstanding principal amount of Class A-3a Notes	$134,050,000.00
(4) outstanding principal amount of Class A-3a Notes	$134,050,000.00
(5) Class A-3a Note Pool Factor	1.00
(6) Class A-3a Note Pool Factor	1.00
(7) outstanding principal amount of Class A-3b Notes	$155,000,000.00
(8) outstanding principal amount of Class A-3b Notes	$155,000,000.00
(9) Class A-3b Note Pool Factor	1.00
(10) Class A-3b Note Pool Factor	1.00

(d) (1) outstanding principal amount of Class B Notes	$19,798,000.00
(2) outstanding principal amount of Class B Notes	$19,798,000.00
(3) Class B Note Pool Factor	1.00
(4) Class B Note Pool Factor	1.00

(v) Amount of Servicing Fee paid	$549,873.55

(vi) Amount of Administration fee being paid	$500.00

(vii) Amount of Net Swap Payment	$1,051,716.56

(viii) Amount of Swap Termination Payments paid by the Issuing Entity	$0.00

(ix) Other expenses being paid	$0.00

(x) Cumulative Prepayment Rate for the related Collection Period	3.95%

(xi) Three-Month Rolling Over 60-day deliquency Percentage	0.00%

(xii) Aggregate Amount of Realized Losses for the related Collection Period	$0.00

(xiii) Aggregate amount of Cumulative Realized Losses through the related
Collection period	$0.00

(xiv) Aggregate Purchase Amounts for related Collection Period	$0.00

(xv) (a) Balance of Reserve Account at beginning of related Collection Period	$8,248,103.22
(b) Balance of Reserve Account at end of related Collection Period	$9,274,722.90

(xvi) Specified Reserve Account Balance at end of related Collection Period	$11,877,268.63